SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Contract Assets, Contract Liabilities and Refund liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization	$ 13,298	¥ 91,431
Contract assets
Contract assets				¥ 2,425,686	$ 343,994	¥ 2,365,129
Allowance		0	¥ 0	(534,248)			¥ 0
Contract assets, net	275,098			¥ 1,891,438
Movement of allowance for contract assets
Beginning balance		0
Adjustment related to ASC 606 adoption			648,101
Adjusted opening balance							648,101
Allowance for contract assets	97,135	667,846
Write-off		(781,699)
Ending balance		534,248	0
Contract liabilities
Beginning balance		222,906
Adjustment related to ASC 606 adoption			131,007
Adjusted opening balance							¥ 353,913
Revenue recognized that was included in the deferred revenue balance at the beginning of the period		(170,442)
Increases due to consideration received, excluding amounts recognized as revenue during the period		92,354
Ending balance	40,117	275,825	¥ 222,906
Movement of the balances of refund liability
Addition		255,894
Payouts during the year		(3,527)
Ending balance	$ 36,705	¥ 252,367